11. Notes payable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable
Notes Payable	$ 2,932,002	$ 1,867,002	$ 4,004,103
Note payable to the Company's outside law firm
Notes Payable
Notes Payable	467,002	467,002
Notes payable to 11 investors
Notes Payable
Notes Payable	50,000	50,000
Notes payable to a director
Notes Payable
Notes Payable	200,000	200,000
Note payable to a high-yield fund
Notes Payable
Notes Payable	500,000	500,000
Note payable to the Company's chairman of the board dated August 9, 2013
Notes Payable
Notes Payable	500,000	500,000
Note payable to the Company's chairman of the board dated December 19, 2013
Notes Payable
Notes Payable	150,000	150,000
Note payable to the Company's chairman of the board dated February 4, 2014
Notes Payable
Notes Payable	150,000
Note payable to the Company's chairman of the board dated March 19, 2014
Notes Payable
Notes Payable	250,000
Note payable to three holders
Notes Payable
Notes Payable	$ 665,000